Consolidated Statements of Changes in Noncontrolling Interests and Stockholders Equity (Deficit) (USD $) In Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Rex Energy Stockholders' Equity	Noncontrolling Interest
Balance at Dec. 31, 2012	$ 412,294	$ 52	$ 451,062	$ (39,595)	$ 411,519	$ 775
Balance (in shares) at Dec. 31, 2012		53,213
Non-Cash Compensation (in shares)		0
Non-Cash Compensation	2,316	0	2,316	0	2,316	0
Stock Option Exercises (in shares)		27
Stock Option Exercises	266	0	266	0	266	0
Issuance of Restricted Stock, Net of Forfeitures (in shares)		338
Issuance of Restricted Stock, Net of Forfeitures	0	0	0	0	0	0
Capital Distributions	(406)	0	0	0	0	(406)
Change in Ownership of Noncontrolling Interests	80	0	(517)	0	(517)	597
Net Income	11,559	0	0	10,905	10,905	654
Balance at Jun. 30, 2013	$ 426,109	$ 52	$ 453,127	$ (28,690)	$ 424,489	$ 1,620
Balance (in shares) at Jun. 30, 2013		53,578